Significant Accounting Policies - Schedule of Rates of Depreciation (Details)	Dec. 31, 2025
Furniture and office equipment [Member] | Minimum [Member]
Schedule of Rates of Depreciation [Line Items]
Rates of depreciation	7.00%
Furniture and office equipment [Member] | Maximum [Member]
Schedule of Rates of Depreciation [Line Items]
Rates of depreciation	15.00%
Computers [Member]
Schedule of Rates of Depreciation [Line Items]
Rates of depreciation	33.00%
Drones [Member]
Schedule of Rates of Depreciation [Line Items]
Rates of depreciation	50.00%
Vehicles [Member]
Schedule of Rates of Depreciation [Line Items]
Rates of depreciation	15.00%
Office improvements [Member]
Schedule of Rates of Depreciation [Line Items]
Rates of depreciation	33.00%